Deferred Charges, Net	6 Months Ended
Sep. 30, 2014
Deferred Charges, Net.
Deferred Charges, Net

4. Deferred Charges, Net

The analysis and movement of deferred charges is presented in the table below:

	Financing costs	Drydocking costs	IPO offering costs	Total deferred charges, net
Balance, April 1, 2014	716,040	535,291	1,304,343	2,555,674
Additions	—	319,900	760,680	1,080,580
Amortization	(505,184)	(64,731)	—	(569,915)
Transferred to APIC	—	—	(2,065,023)	(2,065,023)
Balance, September 30, 2014	210,856	790,460	—	1,001,316

The drydocking costs incurred during the six months ended September 30, 2014 relate to the drydocking for Grendon, which was drydocked during the period.

Offering costs related to our IPO were transferred to additional paid-in capital (“APIC”) on completion of our IPO on May 13, 2014.